Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2022	2023
Interest on long-term debt	3,540,755	2,093,401
Administrative expenses	177,551	145,418
Vessel operating and voyage expenses	2,065,686	3,442,325
Proceeds from sale of vessel collected in advance	1,140,000	—

Total	6,923,992	5,681,144